LONG-TERM LOANS AND CREDIT LINES (Schedule of Line of Credit Facilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total balance amount	$ 11,712	$ 17,371
ISRAEL | Commercial Loan [Member]
Debt Instrument [Line Items]
Total balance amount	$ 1,961	2,171
Rate	6.65%
Duration	7 years
ISRAEL | Government Guarantee Loan [Member]
Debt Instrument [Line Items]
Total balance amount	$ 3,833	3,990
Rate	7.25%
ISRAEL | Government Guarantee Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Duration	5 years
ISRAEL | Government Guarantee Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Duration	10 years
UNITED STATES | Line of Credit [Member]
Debt Instrument [Line Items]
Total balance amount	$ 0	4,350
UNITED STATES | Line of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Rate	7.25%
UNITED STATES | Line of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Rate	8.60%
UNITED STATES | Commercial Loan [Member]
Debt Instrument [Line Items]
Total balance amount	$ 5,480	6,285
UNITED STATES | Commercial Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Rate	3.75%
Duration	7 years
UNITED STATES | Commercial Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Rate	4.40%
Duration	10 years
UNITED STATES | Machinary Finance Loans [Member]
Debt Instrument [Line Items]
Total balance amount	$ 438	$ 575
Rate	6.50%
Duration	5 years